Subordinated Debt Securities - Summary of Repurchases of Own Subordinated Debt Securities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 ARS ($)
Disclosure of detailed information about borrowings [line items]
Repurchased subordinated liabilities	$ 2,174,296
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of detailed information about borrowings [line items]
Class No.	II
Nominal value	$ 2,000,000
Repurchased subordinated liabilities	$ 2,174,296